FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 7. FAIR VALUE MEASUREMENTS

The Company’s financial instruments that are carried at fair value consist of Level 1 and Level 3 assets and liabilities:

Level 1. Level 1 assets include (i) the H&K Investment and (ii) highly liquid bank deposits and money market funds, which were not material in any period presented herein. The fair value of the H&K Investment is determined using Level 1 quoted market prices on Euronext Paris, which was determined to be Level 1 as it uses unadjusted quoted prices in active markets.

Level 3. Level 3 assets and liabilities are included in the table below, and are classified as Level 3 due to the use of unobservable inputs in the valuation of the asset or liability.

	Defined and Described in Note(s)	Gains or Losses from the Remeasurement included in:
Assets:
SYME Convertible Note Receivable (related party)	6	Change in fair value of convertible notes receivable
Tekne Convertible Note Receivable	4	Change in fair value of convertible notes receivable
Tekne Investment	4	Change in fair value of investments
SYME Bonds (related party)	4	Change in fair value of SYME Bonds (related party)

Liabilities:
Fair value debt	10	Change in fair value of debt
SEPA liability	13	Change in fair value of SEPA liability
February 2026 Offering Common Warrants	11 & 12	Change in fair value of warrant liabilities
February 2026 Offering Pre-Funded Warrants	11 & 12	Change in fair value of warrant liabilities
2025 Offering Common Stock Warrants	11 & 12	Change in fair value of warrant liabilities
Junior Note Warrants	10 & 11	Change in fair value of warrant liabilities
Contingent consideration	4	Change in fair value of contingent consideration

There were no transfers between Level 1, Level 2, and Level 3 in any period presented.

The following tables set forth the fair value of the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy as of March 31, 2026 and December 31, 2025:

	As of March 31, 2026
	Level 1	Level 2	Level 3	Total
Assets:
SYME Convertible Note Receivable (related party)	$—	$—	$2,366,100	$2,366,100
Tekne Convertible Note Receivable	—	—	20,547,999	20,547,999
H&K Investment	11,652,441	—	—	11,652,441
Tekne Investment	—	—	1,012,000	1,012,000
SYME Bonds (related party)	—	—	5,647,818	5,647,818
Total assets	$11,652,441	$—	$29,573,917	$41,226,358

Liabilities:
Current portion of debt:
Fair value debt	$—	$—	$38,433,921	$38,433,921
SEPA liability	—	—	2,994,500	2,994,500
Warrant liabilities:
February 2026 Offering Common Warrants	—	—	5,080,540	5,080,540
February 2026 Offering Pre-Funded Warrants	—	—	376,198	376,198
2025 Offering Common Stock Warrants	—	—	93,610	93,610
Junior Note Warrants	—	—	66,992	66,992
Contingent Consideration	—	—	625,491	625,491
Total liabilities	$—	$—	$47,671,252	$47,671,252

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
SYME Convertible Note Receivable (related party)	$—	$—	$2,585,100	$2,585,100
Total assets	$—	$—	$2,585,100	$2,585,100

Liabilities:
Current portion of notes payable:
Notes payable - fair value option	$—	$—	$25,960,206	$25,960,206
SEPA liability	—	—	3,201,500	3,201,500
Warrant liabilities:
2025 Offering Common Stock Warrants	—	—	353,160	353,160
Junior Note Warrants	—	—	44,241	44,241
Claims settlement liability	—	—	5,575	5,575
Total liabilities	$—	$—	$29,564,682	$29,564,682

Level 3 Financial Assets

Convertible Notes Receivable

The following table sets forth a summary of the changes in fair value of the Company's related-party SYME Convertible Note Receivable and Tekne Convertible Note Receivable, each of which is accounted for under the fair value option:

	Three months ended March 31,
	2026			2025
	SYME Convertible Note Receivable (related party)	Tekne Convertible Note Receivable	Total	SYME Convertible Note Receivable (related party)

Fair value, beginning balance	$2,585,100	$—	$2,585,100	$—
Initial fair value over proceeds paid	—	—	—	260,000
Reclassification of Advance on Tekne Convertible Note Receivable	—	1,179,686	1,179,686	—
Principal additions	—	18,075,510	18,075,510	—
Change in fair value	(219,000)	1,292,803	1,073,803	—
Fair value, ending balance	$2,366,100	$20,547,999	$22,914,099	$260,000

The fair values of the SYME Convertible Note Receivable and the Tekne Convertible Note Receivable were estimated using Level 3 valuation techniques, a Monte Carlo simulation and a Black-Scholes model, respectively. The significant inputs to the calculation of the fair value of the SYME Convertible Note Receivable and Tekne Convertible Note Receivable at issuance through March 31, 2026 were as follows:

	Three months ended March 31,
	2026		2026	2025
	SYME Convertible Note Receivable (related party)		Tekne Convertible Note Receivable	SYME Convertible Note Receivable (related party)
Stock price	$0.000037	$	N/A	$0.000035
Expected term (in years)	0.75		0.79 - 1.00	1.25
Expected volatility	271.9%		85.0% - 87.5%	157.7%
Risk-free interest rate	4.2%		3.5% - 3.7%	4.2%
Expected dividend yield	N/A		0.0%	0.0%

Tekne Investment

The following table sets forth a summary of the changes in fair value of the Company's Tekne Investment:

Three months ended March 31,
2026
Fair value, beginning balance	$—
Fair value at issuance	1,012,000
Change in fair value	—
Fair value, ending balance	$1,012,000

As discussed in Note 4, the fair value of the Tekne Investment at issuance and through March 31, 2026 was estimated using a discounted cash flow method approach, a Level 3 valuation, with the range of significant inputs to the calculation of the fair value as follows:

Three months ended March 31,
2026
Stock price	$	N/A
Expected term (in years)		9.76 - 9.97
Expected volatility		N/A
Risk-free interest rate		4.8%
Risk-adjusted discount rate		N/A
Expected dividend yield		N/A

SYME Bonds

The following table sets forth a summary of the changes in fair value of the SYME Bonds:

Three months ended March 31,
2026
Fair value, beginning balance	$—
Fair value at issuance	5,718,059
Change in fair value	(33,038)
Fair value, ending balance	$5,685,021

The fair value of the SYME Bonds at issuance and through March 31, 2026 was estimated using an income based approach, a Level 3 valuation, with the range of significant inputs to the calculation of the fair value as follows:

Three months ended March 31,
2026
Expected term (in years)	2.95
Credit spread	13.0%

Level 3 Financial Liabilities

Debt - Fair Value Option

The following tables set forth a summary of the changes in fair value of the Company's debt recorded under the fair value option:

	Three Months Ended March 31,
	2026
	Beginning Balance	Issuance	Additions & (Payments)	Conversion	Change in Fair Value	Ending Balance
December 2025 YA Debenture	$25,337,500	$—	$(2,172,771)	$—	$951,368	$24,116,097
2026 Brick Lane H&K Investment Note	—	23,350,000	—	—	(9,249,400)	14,100,600
2025 Indigo Capital Convertible Notes	51,056	—	—	(36,339)	4,207	18,924
2025 Diagonal Convertible Notes	293,659	—	—	(250,756)	(42,903)	—
Agile Note	14,557	—	(21,000)	—	6,443	—
2025 Brick Lane Convertible Notes	191,179	—	—	(25,913)	33,034	198,300
2025 Bomore Convertible Notes	48,171	—	—	(60,174)	12,003	—
2025 Torcross Convertible Note	24,084	—	—	(30,086)	6,002	—
Total	$25,960,206	$23,350,000	$(2,193,771)	$(403,268)	$(8,279,246)	$38,433,921

The fair value of the Company's debt recorded under the fair value option was estimated using Level 3 fair value measurements. The range of significant inputs to the calculation of the fair value of the debt recorded under the fair value option at issuance through March 31, 2026 were as follows:

	Three Months Ended March 31,
	2026
Valuation Inputs:	December 2025 YA Debenture (1)	Brick Lane H&K Investment Note(2)	2025 Indigo Capital Convertible Notes(1)	2025 Brick Lane Convertible Notes(1)(3)
Stock price	$0.18	$0.16 - 0.18	$0.18	$0.18
Expected term (in years)	0.70	0.97 - 1.12	0.38	0.42
Expected volatility	213.0%	174.3% - 175.1%	N/A	N/A
Risk-free interest rate	3.8%	3.5% - 3.7%	N/A	N/A
Expected dividend yield	N/A	N/A	N/A	N/A

(1)
Fair value was estimated using a Monte Carlo simulation model, which incorporates significant assumptions including the expected volatility of the Company's stock price, the risk-free interest rate, and the timing and probability of future liquidity events.
(2)
Fair value was estimated using a combination of the Black-Scholes option pricing model to value the conversion feature and a discounted principal component using a credit-adjusted discount rate. The valuation involves significant judgment in determining key inputs such as the Company's expected stock price volatility, the risk-free rate of return, the conversion price, and the applicable credit-adjusted discount rate.
(3)
Fair value was estimated using the current value method, which allocates the Company's most recent enterprise value to the various classes of equity based on their respective rights and preferences.

SEPA Liability

The following table sets forth a summary of the changes in fair value of the Company's SEPA liability:

Three months ended March 31,
2026
Fair value, beginning balance	$3,201,500
Fair value at issuance	—
Common Stock issued	(2,150,836)
Settlement of December 2025 YA Debenture	2,172,771
Change in fair value	(228,935)
Fair value, ending balance	$2,994,500

The fair value of the Company's SEPA liability at issuance and through March 31, 2026 was estimated using (i) related to the put option, a Monte Carlo valuation model utilizing various inputs including the Company’s stock price, volatility, risk-free interest rate, expected term of the agreement and expected share draw amount and (ii) for the June 30, 2025 valuation, related to the shares issuable in connection with the SEPA commitment fee, the fair value of the underlying shares, each of which is a Level 3 valuation. The range of significant inputs to the calculation of the fair value of the SEPA liability at issuance through March 31, 2026 were as follows:

Three months ended March 31,
2026
Stock price	$0.18
Expected term (in years)	2.17
Expected volatility	213.0%
Risk-free interest rate	3.8%
Expected dividend yield	N/A

Warrant Liabilities

The following table sets forth a summary of the changes in fair values of the February 2026 Offering Common Warrants, February 2026 Offering Pre-Funded Warrants, 2025 Offering Common Stock Warrants and Junior Note Warrants:

	Three months ended March 31,
	2026
	February 2026 Offering Common Warrants	February 2026 Offering Pre-Funded Warrants	2025 Offering Common Stock Warrants	Junior Note Warrants	Total Warrant Liabilities
Fair value, beginning balance	$—	$—	$353,160	$44,241	$397,401
Fair value allocation at issuance	14,055,705	4,863,259	—	—	18,918,964
Exercises	—	(2,302,765)	—	—	(2,302,765)
Change in fair value	(8,975,165)	(2,184,296)	(259,550)	22,751	(11,396,260)
Fair value, ending balance	$5,080,540	$376,198	$93,610	$66,992	$5,617,340

Three months ended March 31,
2025
Fair value, beginning balance	$128,615
Change in fair value	(127,300)
Fair value, ending balance	$1,315

The aggregate fair values of the February 2026 Offering Common Warrants, February 2026 Offering Pre-Funded Warrants, 2025 Offering Common Stock Warrants and Junior Note Warrants were estimated using a Monte Carlo simulation based approach, a Level 3 valuation. The range of significant inputs to the calculation of the fair value of the warrant liability related to the February 2026 Offering Common Warrants, February 2026 Offering Pre-Funded Warrants, 2025 Offering Common Stock Warrants and Junior Note Warrants at issuance through March 31, 2026 were as follows:

	Three months ended March 31,
	2026
	February 2026 Offering Common Warrants	February 2026 Offering Pre-Funded Warrants	2025 Offering Common Stock Warrants	Junior Note Warrants
Stock price	$0.10 - 0.18	$0.10 - 0.18	$0.18	$0.17
Expected term (in years)	4.90 - 5.00	N/A	4.50	2.70 - 3.40
Expected volatility	146.0% - 158.0%	N/A	165.0%	193.0% - 202.0%
Risk-free interest rate	3.6% - 3.9%	N/A	3.9%	3.9%
Expected dividend yield	N/A	N/A	N/A	N/A

Three Months Ended March 31,
2025
Junior Note Warrants:
Stock price(1)	$0.19
Expected term (in years)	3.7 - 4.4
Expected volatility	62.4% - 65.2%
Risk-free interest rate	3.9%
Expected dividend yield	0.0%
(1)
Amounts for the periods presented have been adjusted to reflect the 1-for-4.99 February 2026 Reverse Stock Split. See Note 2 for additional information.

Contingent Consideration

The following table sets forth a summary of the changes in fair values of the contingent consideration, which is comprised of the RegTech Contingent Consideration and the Lyocon Contingent Consideration, each as defined and described in Note 4:

	Three months ended March 31,
	2026
	RegTech Contingent Consideration	Lyocon Contingent Consideration	Total
Fair value, beginning balance	$—	$—	$—
Fair value at issuance	790,432	138,558	928,990
Change in fair value	(304,381)	4,017	(300,364)
Foreign currency translation adjustment	(3,135)	—	(3,135)
Fair value, ending balance	$482,916	$142,575	$625,491

The fair value of the RegTech Contingent Consideration and the Lyocon Contingent Consideration at issuance and through March 31, 2026 were each estimated using a Monte Carlo simulation based approach, a Level 3 valuation, with the range of significant inputs to the calculation of the fair value as follows:

Three months ended March 31,
2026
		RegTech Contingent Consideration		Lyocon Contingent Consideration
Stock price	$	N/A	$	N/A
Expected term (in years)		2.50 - 2.71		2.59 - 4.79
Expected volatility		57.5% - 60.0%		77.5%
Risk-free interest rate		3.6% - 3.8%		3.7% - 3.9%
Risk-adjusted discount rate		18.4% - 19.1%		19.4% - 23.1%
Expected dividend yield		N/A		N/A

August 2024 Convertible Note Derivative Liability

In March 2025, the remaining August 2024 Convertible Notes were purchased by Indigo Capital and subsequently extinguished. For additional information, see Note 10.

The following table sets forth a summary of the changes in fair value of the Company's August 2024 Convertible Note Derivative Liability:

Three months ended March 31,
2025
Fair value, beginning balance	$37,900
Extinguishment of August 2024 Convertible Notes	(37,900)
Fair value, ending balance	$—

NOTE 5. FAIR VALUE MEASUREMENTS

The Company’s financial instruments that are carried at fair value consist of Level 1 and Level 3 assets and liabilities:

•
Level 1. Level 1 assets include highly liquid bank deposits and money market funds, which were not material in any period presented herein.
•
Level 3. Level 3 assets and liabilities are included in the table below, and are classified as Level 3 due to the use of unobservable inputs in the valuation of the asset or liability. Gains or losses from the remeasurement of (i) debt recorded under the fair value option (each as defined and described in Note 9) are recorded as part of change in fair value of notes payable, (ii) the SEPA liability (as defined and described in Note 12) are recorded as part of change in fair value of SEPA liability, (iii) the 2025 Offering Common Stock Warrants (as defined and described in Notes 10 and 11) and Junior Note Warrants (as defined and described in Notes 9 and 10) are recorded as part of change in fair value of warrant liability, (iv) the Silverback Claims Settlement (as defined and described in Note 3) are recorded as part of change in fair value of claims settlement liability and (v) the August 2024 Convertible Note Derivative Liability (as defined and described in Note 9) are recorded as part of change in fair value of derivative liability in the consolidated statements of operations.

There were no transfers between Level 1, Level 2, and Level 3 in any period presented.

The following tables set forth the fair value of the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2025 and 2024:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Convertible Note Receivable	$—	$—	$2,585,100	$2,585,100
Total assets	$—	$—	$2,585,100	$2,585,100

Liabilities:
Current portion of notes payable:
Notes payable - fair value option	$—	$—	$25,960,206	$25,960,206
SEPA liability	—	—	3,201,500	3,201,500
Warrant liabilities:
2025 Offering Common Stock Warrants	—	—	353,160	353,160
Junior Note Warrants	—	—	44,241	44,241
Claims settlement liability	—	—	5,575	5,575
Total liabilities	$—	$—	$29,564,682	$29,564,682

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Junior Note Warrants	$—	$—	$128,615	$128,615
Convertible note derivative liability (1)	—	—	37,900	37,900
Total liabilities	$—	$—	$166,515	$166,515

(1)
Represents the August 2024 Convertible Note Derivative Liability, as defined and described in Note 9. In March 2025, the remaining August 2024 Convertible Notes were purchased by Indigo Capital and subsequently extinguished. For additional information, see Note 9.

Level 3 Financial Assets

Convertible Note Receivable (Related Party)

The following table sets forth a summary of the changes in fair value of the Company's Convertible Note Receivable:

Year ended December 31,
2025
Fair value, beginning balance	$—
Initial fair value over proceeds paid	110,000
Principal additions	5,154,872
Change in fair value	(2,679,772)
Fair value, ending balance	$2,585,100

The aggregate fair value of the Convertible Note Receivable was estimated using a Monte Carlo simulation based approach, a Level 3 valuation. The significant inputs to the calculation of the fair value of the Convertible Note Receivable at issuance through December 31, 2025 were as follows:

Year ended December 31,
2025
Convertible Note Receivable
Stock price	$0.000038 - 0.000048
Expected term (in years)	0.75 - 1.25
Expected volatility	157.7% - 224.0%
Risk-free interest rate	3.6% - 4.2%
Expected dividend yield	0.0%

Level 3 Financial Liabilities

Notes Payable - Fair Value Option

The following tables set forth a summary of the changes in fair value of the Company's notes payable recorded under the fair value option:

	Year Ended December 31, 2025
	Beginning Balance	Issuance	Additions & (Payments)	Conversion	Change in Fair Value	Ending Balance
Indigo Capital Convertible Notes	$—	$9,482,632	$—	$(13,399,656)	$3,968,080	$51,056
AZ Promissory Note (related party)	—	2,645,200	—	(2,155,844)	(489,356)	—
TAG Promissory Note (related party)	—	1,639,914	—	(1,281,624)	(358,290)	—
Diagonal Convertible Notes	—	699,197	—	(359,589)	(45,949)	293,659
Agile Note	—	500,000	(774,917)	—	289,474	14,557
Brick Lane Convertible Notes	—	2,742,750	—	(2,567,609)	16,038	191,179
Bomore Convertible Notes	—	1,411,829	—	(1,511,236)	147,578	48,171
Boot Convertible Note	—	193,215	—	(173,626)	(19,589)	—
Torcross Convertible Note	—	133,883	—	(199,219)	89,420	24,084
YA Debenture	—	1,255,700	(1,250,000)	—	(5,700)	—
December 2025 YA Debenture	—	25,312,500	—	—	25,000	25,337,500
Total	$—	$46,016,820	$(2,024,917)	$(21,648,403)	$3,616,706	$25,960,206

The fair value of the Company's notes payable recorded under the fair value option was estimated using Level 3 fair value measurements. The range of significant inputs to the calculation of the fair value of the notes payable recorded under the fair value option at issuance through December 31, 2025 were as follows:

Year Ended December 31, 2025
Valuation Inputs:	Indigo Capital Convertible Notes(1)	Diagonal Convertible Note(1)	Agile Note(2)	Brick Lane Convertible Notes(1)(3)	Bomore Convertible Notes(3)
Stock price (4)	$0.75 - 1.75	$0.70 - 1.75	N/A	$0.75 - 1.75	$0.75 - 1.75
Expected term (in years)	0.42 - 1.00	0.33 - 0.79	0.01 - 0.58	0.42 - 1.00	0.46 - 1.00
Expected volatility	194.6% - 268.7%	145.6% - 245.4%	N/A	258.4%	N/A
Risk-free interest rate	3.7% - 4.2%	3.6% - 4.2%	N/A	4.1%	N/A
Risk-adjusted discount rate	12.1% - 12.9%	N/A	13.7% - 19.1%	N/A	N/A
Expected dividend yield	N/A	N/A	N/A	N/A	N/A

	Year Ended December 31, 2025
Valuation Inputs:	Boot Convertible Note(1)	Torcross Convertible Note(3)	TAG Promissory Note(1)	AZ Promissory Note (Related Party)(1)	YA Debenture (Related Party)(1)	December 2025 YA Debenture (Related Party)(1)
Stock price (4)	$0.70 - 1.75	$0.75 - 1.75	$0.75 - 1.60	$0.75 - 1.60	$1.75	$0.80 - 1.00
Expected term (in years)	0.41 - 0.79	0.48 - 1.00	0.33 - 0.55	0.58 - 0.81	1.00	0.96 - 1.00
Expected volatility	157.9% - 245.4%	N/A	120.5% - 196.2%	146.0% - 231.3%	206.0%	204.0% - 205.0%
Risk-free interest rate	3.9% - 4.2%	N/A	4.0% - 4.3%	3.8% - 4.2%	3.7%	3.5%
Risk-adjusted discount rate	N/A	N/A	N/A	N/A	N/A	13.4% - 13.8%
Expected dividend yield	N/A	N/A	N/A	N/A	N/A	N/A
(1)
Fair value was estimated using a Monte Carlo simulation model, which incorporates significant assumptions including the expected volatility of the Company's stock price, the risk-free interest rate, and the timing and probability of future liquidity events.
(2)
Fair value was estimated using a discounted cash flow method, which applies a risk-adjusted discount rate to projected future cash flows. The valuation involves significant judgment in determining key inputs such as forecasted revenue growth, margin expectations and discount rates.
(3)
Fair value was estimated using the current value method, which allocates the Company's most recent enterprise value to the various classes of equity based on their respective rights and preferences.
(4)
Amounts for the periods presented have been adjusted to reflect the 1-for-4.99 February 2026 Reverse Stock Split. See Note 2 for additional information.

SEPA Liability

The following table sets forth a summary of the changes in fair value of the Company's SEPA liability:

Year ended December 31,
2025
Fair value, beginning balance	$—
Fair value at issuance	3,582,724
Common Stock issued (1)	(21,636,834)
Settlement of YA Debenture	1,261,880
Cash receipts under SEPA liability	20,676,006
Change in fair value	(682,276)
Fair value, ending balance	$3,201,500
(1)
Includes the fair value of the shares issued to the SEPA Investor in connection with the commitment fee payable under the SEPA in an amount equal to 1% of the Commitment Amount, or $1,000,000, to be paid 50% on execution of the SEPA and 50% to be paid 90 days after execution of the SEPA, as further detailed in Note 12.

The fair value of the Company's SEPA liability at issuance and through December 31, 2025 was estimated using (i) related to the put option, a Monte Carlo valuation model utilizing various inputs including the Company’s stock price, volatility, risk-free interest rate, expected term of the agreement and expected share draw amount and (ii) for the June 30, 2025 valuation, related to the shares issuable in connection with the SEPA commitment fee, the fair value of the underlying shares, each of which is a Level 3 valuation. The range of significant inputs to the calculation of the fair value of the SEPA liability at issuance through December 31, 2025 were as follows:

Year ended December 31,
2025
SEPA Liability
Stock price(1)	$0.75 - 1.85
Expected term (in years)	2.40 - 3.00
Expected volatility	198.0% - 205.0%
Risk-free interest rate	3.5% - 3.9%
Expected dividend yield	0.0%
(1)
Amounts for the periods presented have been adjusted to reflect the 1-for-4.99 February 2026 Reverse Stock Split. See Note 2 for additional information.

2025 Offering Common Stock Warrants

The following table sets forth a summary of the changes in fair value of the Company's 2025 Offering Common Stock Warrants:

Year ended December 31,
2025
Fair value, beginning balance	$—
Fair value allocation at issuance	20,747,899
Exercises	(34,373,943)
Change in fair value	13,979,204
Fair value, ending balance	$353,160

The aggregate fair value of the 2025 Offering Common Stock Warrants was estimated using a Monte Carlo simulation based approach, a Level 3 valuation. The range of significant inputs to the calculation of the fair value of the warrant liability related to the 2025 Offering Common Stock Warrants at issuance through December 31, 2025 were as follows:

Year ended December 31,
2025
2025 Offering Common Stock Warrants:
Stock price(1)	$0.6961 - 0.7944
Expected term (in years)	4.70 - 5.00
Expected volatility	144.0% - 145.0%
Risk-free interest rate	3.6% - 3.7%
Expected dividend yield	0.0%
(1)
Amounts for the periods presented have been adjusted to reflect the 1-for-4.99 February 2026 Reverse Stock Split. See Note 2 for additional information.

Junior Note Warrants

The following table sets forth a summary of the changes in fair value of the Company's Junior Note Warrants issued in November 2023:

	Year ended December 31,
	2025	2024
Fair value, beginning balance	$128,615	$2,238,519
Change in fair value	(84,374)	(2,109,904)
Fair value, ending balance	$44,241	$128,615

The aggregate fair value of the Junior Note Warrants was estimated using a Monte Carlo simulation based approach, a Level 3 valuation. The range of significant inputs to the calculation of the fair value of the Junior Note Warrant liability during the periods presented were as follows:

	Year Ended December 31,
	2025	2024
Junior Note Warrants:
Stock price(1)	$0.75 - 1.75	$0.15 - 3.34
Expected term (in years)	2.9 - 4.4	3.9 - 4.9
Expected volatility	62.4% - 193.0%	58.9% - 79.6%
Risk-free interest rate	3.7% - 3.9%	3.6% - 4.3%
Expected dividend yield	0.0%	0.0%
(1)
Amounts for the periods presented have been adjusted to reflect the 1-for-4.99 February 2026 Reverse Stock Split. See Note 2 for additional information.

Claims Settlement Liability

The following table sets forth a summary of the changes in fair value of the Company's Claims Settlement liability:

Year ended December 31,
2025
Fair value, beginning balance	$—
Fair value at issuance	9,627,408
Common Stock issued	(7,432,488)
Loss on settlement of claims liability, net	395,379
Change in fair value	(2,584,724)
Fair value, ending balance	$5,575

The fair value of the Company's Claims Settlement liability at issuance and as of December 31, 2025 was estimated using a Monte Carlo valuation model utilizing various inputs including the Company’s stock price, volatility, risk-free interest rate, expected term of the agreement and expected share amount. The range of significant inputs to the calculation of the fair value of the claims settlement liability at issuance and December 31, 2025 were as follows:

Year ended December 31,
2025
Claims Settlement Liability
Stock price(1)	$0.75 - 1.55
Expected term (in years)	0.50 - 0.70
Expected volatility	143.1% - 213.4%
Risk-free interest rate	3.8% - 4.2%
(1)
Amounts for the periods presented have been adjusted to reflect the 1-for-4.99 February 2026 Reverse Stock Split. See Note 2 for additional information.

August 2024 Convertible Note Derivative Liability

In March 2025, the remaining August 2024 Convertible Notes were purchased by Indigo Capital and subsequently extinguished. For additional information, see Note 9.

The following table sets forth a summary of the changes in fair value of the Company's August 2024 Convertible Note Derivative Liability:

	Year ended December 31,
	2025	2024
Fair value, beginning balance	$37,900	$—
Initial recognition at fair value	—	179,000
Change in fair value	—	(141,100)
Extinguishment of August 2024 Convertible Notes	(37,900)	—
Fair value, ending balance	$—	$37,900